Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		12/1/2016
	Collection Period Ending Date		12/31/2016
	Collection Period		2
	Payment Date		1/17/2017

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	0.686195	$296,375,385.22	$52,776,001.41	$243,599,383.81
(2)	Class A-2 Notes	1.000000	$380,000,000.00	$—	$380,000,000.00
(3)	Class A-3 Notes	1.000000	$450,000,000.00	$—	$450,000,000.00
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$1,441,375,385.22	$52,776,001.41	$1,388,599,383.81
(9)	Overcollateralization		$3,783,807.87	$—	$6,465,056.58
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$1,445,159,193.09	$52,776,001.41	$1,395,064,440.39
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$296,375,385.22	$230,925.82
(13)	Class A-2 Notes		1.29000%	$380,000,000.00	$408,500.00
(14)	Class A-3 Notes		1.59000%	$450,000,000.00	$596,250.00
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$1,441,375,385.22	$1,771,569.57
	2. AVAILABLE FUNDS
(20)	Interest Collections		$5,703,942.11
(21)	Principal Collections		$30,559,748.86
(22)	Repurchased Loans
(23)	Accounts Paid in Full		$19,487,251.01
(24)	Liquidation Proceeds		$928.33
(25)	Recoveries		$—
(26)	Investment Earnings		$—
(27)	Total Collections		$55,751,870.31
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$55,751,870.31
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$1,204,299.33	$1,204,299.33	$—
(31)	Class A-1 Notes Interest		$230,925.82	$230,925.82	$—
(32)	Class A-2 Notes Interest		$408,500.00	$408,500.00	$—
(33)	Class A-3 Notes Interest		$596,250.00	$596,250.00	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—
(37)	Second Allocation of Principal		$9,560,944.83	$9,560,944.83	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—

(39)	Third Allocation of Principal		$21,000,000.00	$21,000,000.00	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$15,750,000.00	$15,750,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$6,465,056.58	$1,034,943.42
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$—	$—	$—
			$56,786,813.73	$55,751,870.31
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$9,560,944.83
(49)	Third Allocation of Principal		$21,000,000.00
(50)	Fourth Allocation of Principal		$15,750,000.00
(51)	Regular Principal Distribution Amount		$6,465,056.58
(52)	Total Principal		$52,776,001.41
	4. POOL INFORMATION
(53)	Pool Balance		$1,395,064,440
(54)	Number of Receivables Outstanding		88,683
(55)	Weighted Average Contract Rate		4.84%
(56)	Weighted Average Maturity		54.64
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$3,783,807.87
(61)	Ending Period O/C Amount		$6,465,056.58
(62)	Overcollateralization Shortfall		$1,034,943.42
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings		$—
(67)	Collection Account Earnings		$—
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Collection Account Earnings to Servicer		$—
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$47,578.20	6	$7,929.7
(74)	Recoveries for Collection Period		$928.33	2	$464.16
(75)	Net Losses/(Recoveries) for Collection Period		46,649.87
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$48,376.62
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.00323%

		12/31/2016	11/30/2016	11/29/2016
(79)	Pool Balance at end of collection period	$1,395,064,440	$1,445,159,193	$1,500,000,000
(80)	Number of receivables outstanding	88,683	90,439
(81)	Average month end Pool Balance	$1,420,111,817	$1,472,579,597
(82)	Realized Losses for Collection Period	$47,578	$1,727
(83)	Recoveries for Collection Period	$928	$—
(84)	Net Losses/(Recoveries) for Collection Period	$46,650	$1,727
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.04%	0.001%

(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.039%	0.001%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.02%

		12/31/2016	11/30/2016
(88)	Receivables 31-59 Days Delinquent	$6,112,423.41	$4,895,896.3
(89)	$ As % of Ending Pool Balance	0.438%	0.339%
(90)	# of Receivables	384	310
(91)	# As % of Ending Pool # of Receivables	0.433%	0.343%
(92)	Receivables 60-89 Days Delinquent	$944,023.57	$9,139.96
(93)	$ As % of Ending Pool Balance	0.068%	0.001%
(94)	# of Receivables	68	1
(95)	# As % of Ending Pool # of Receivables	0.077%	0.001%
(96)	Receivables 90 - 119 Days Delinquent	$—	$—
(97)	$ As % of Ending Pool Balance	—%	—%
(98)	# of Receivables	—	—
(99)	# As % of Ending Pool # of Receivables	—%	—%
(100)	Receivables 120+ Days Delinquent	$—	$—
(101)	$ As % of Ending Pool Balance	—%	—%
(102)	# of Receivables	—	0
(103)	# As % of Ending Pool # of Receivables	—%	—%
(104)	Total Delinquencies	$7,056,446.98	$4,905,036.26
(105)	$ As % of Ending Pool Balance	0.506%	0.339%
(106)	# of Receivables	452	311
(107)	# As % of Ending Pool # of Receivables	0.51%	0.344%
(108)	Total Repossession	$259,599.32	$149,610.18
(109)	# of Receivables	14	5

Name: Kim Taylor
Title: Senior Vice President
January 11, 2017